Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000004429 | MGP Ingredients, Inc.FR_55303J106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004429 | Enerpac Tool Group Corp.FR_292765104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004429 | Belden, Inc.FR_077454106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004429 | Brink's Co.FR_109696104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004429 | Darling Ingredients, Inc.FR_237266101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004429 | Louisiana-Pacific Corp.FR_546347105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004429 | Cullen/Frost Bankers, Inc.FR_229899109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004429 | Dycom Industries, Inc.FR_267475101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004429 | U.S. Physical Therapy, Inc.FR_90337L108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004429 | Repligen Corp.FR_759916109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004429 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000004429 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000004429 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004429 | IndustryHealthcare Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004429 | IndustrySpecialty Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004429 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004429 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004429 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004429 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004429 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004430 | MGP Ingredients, Inc.FR_55303J106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004430 | Enerpac Tool Group Corp.FR_292765104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004430 | Belden, Inc.FR_077454106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004430 | Brink's Co.FR_109696104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004430 | Darling Ingredients, Inc.FR_237266101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004430 | Louisiana-Pacific Corp.FR_546347105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004430 | Cullen/Frost Bankers, Inc.FR_229899109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004430 | Dycom Industries, Inc.FR_267475101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004430 | U.S. Physical Therapy, Inc.FR_90337L108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004430 | Repligen Corp.FR_759916109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004430 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000004430 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000004430 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004430 | IndustryHealthcare Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004430 | IndustrySpecialty Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004430 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004430 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004430 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004430 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004430 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004434 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004434 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000004434 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004434 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004434 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004434 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004434 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004434 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004434 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004434 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004434 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004434 | IndustryHealthcare Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004434 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000004434 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000004434 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000004434 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004434 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004434 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004434 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004434 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004433 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004433 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000004433 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004433 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004433 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004433 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004433 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004433 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004433 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004433 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004433 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004433 | IndustryHealthcare Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004433 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000004433 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000004433 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000004433 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004433 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004433 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004433 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004433 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	2.60%